Interest-Bearing Borrowings (Details) - Schedule of other borrowings - CNY (¥)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Interest payable to
Other borrowings		¥ 5,649,669,343	¥ 6,652,138,315
Minimum [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum		7.00%
Long-term:
Fixed interest rate per annum		7.00%
Maximum [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum		12.70%
Long-term:
Fixed interest rate per annum		12.70%
Investors of consolidated VIEs [Member]
Long-term:
Long-term		¥ 2,088,565,691
Investors of consolidated VIEs [Member] | Short-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Term	[1]	Less than 1 year
Short-term	[1]	¥ 3,491,862,448	4,505,914,751
Long-term:
Term	[1]	Less than 1 year
Investors of consolidated VIEs [Member] | Long-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Term	[1]	Within 5 years
Long-term:
Term	[1]	Within 5 years
Long-term	[1]	¥ 2,088,565,691	2,056,035,701
Investors of consolidated VIEs [Member] | Interest payable to [Member]
Interest payable to
Other borrowings	[1]	¥ 59,897,208	52,640,336
Investors of consolidated VIEs [Member] | Minimum [Member] | Short-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	7.00%
Long-term:
Fixed interest rate per annum	[1]	7.00%
Investors of consolidated VIEs [Member] | Minimum [Member] | Long-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	7.20%
Long-term:
Fixed interest rate per annum	[1]	7.20%
Investors of consolidated VIEs [Member] | Maximum [Member] | Short-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	12.70%
Long-term:
Fixed interest rate per annum	[1]	12.70%
Investors of consolidated VIEs [Member] | Maximum [Member] | Long-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	12.10%
Long-term:
Fixed interest rate per annum	[1]	12.10%
Senior tranche of trust plan which invests in the Group’s loans portfolio [Member] | Short-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[2]	10.24%
Term	[2]	Within 1 year
Short-term	[2]	¥ 9,343,996	¥ 37,547,527
Long-term:
Fixed interest rate per annum	[2]	10.24%
Term	[2]	Within 1 year

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2020, the borrowings from VIEs have principal RMB5,580,428,139, bearing interests from 7% to 12.7% per year.
[2]	As of December 31, 2020, the borrowings from senior tranche of trust plan which invested in the Group’s loans portfolio are the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB9,343,996 million, bearing interests at 10.24% per year.